Operating exceptional items - Summary of Operating Exceptional Items (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Exceptional Items [line items]
Operating exceptional items	$ (21)	$ 0	$ 28
Operating profit	1,198	1,041	1,066
Cash flows relating to operating exceptional items	(23)	8	(29)
Exceptional items
Disclosure Of Exceptional Items [line items]
Global efficiency programme	(12)	0	0
Commercial litigation and disputes	(9)	(12)	0
Share of profits on the Barclay associate	0	0	18
Business interruption insurance	0	0	10
Impairment reversal on financial assets	0	6	0
Impairment reversal on property, plant and equipment	0	3	0
Impairment reversal on contract assets	0	3	0
Exceptional items | Americas
Disclosure Of Exceptional Items [line items]
Operating profit	(2)	4	27
Exceptional items | EMEAA
Disclosure Of Exceptional Items [line items]
Operating profit	(13)	(4)	1
Exceptional items | Central
Disclosure Of Exceptional Items [line items]
Operating profit	$ (6)	$ 0	$ 0